Document and Entity Information	Jun. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2021
Entity Registrant Name	ADAPTIVE BIOTECHNOLOGIES CORPORATION
Entity Central Index Key	0001478320
Entity Emerging Growth Company	false
Entity File Number	001-38957
Entity Incorporation, State or Country Code	WA
Entity Tax Identification Number	27-0907024
Entity Address, Address Line One	1551 Eastlake Avenue East
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	206
Local Phone Number	659-0067
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	ADPT
Security Exchange Name	NASDAQ